Recent Accounting Pronouncements	6 Months Ended
Jun. 30, 2020
Accounting Changes and Error Corrections [Abstract]
Recent Accounting Pronouncements	Recent Accounting Pronouncements
Changes to GAAP are established by the Financial Accounting Standards Board (“FASB”) in the form of Accounting Standards Updates (“ASU”).
The Company considers the applicability and impact of all ASUs. ASUs not listed below were assessed and determined to be either not applicable or are expected to have minimal impact on our consolidated financial position and results of operations.
(a) Issued Accounting Standard Updates
In August 2018, the FASB issued ASU 2018-13, Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement (Topic 820), which modified the disclosure requirements on fair value measurements. ASU 2018-13 is effective for annual and interim periods in fiscal years beginning after December 15, 2019, with early adoption permitted for removed or modified disclosures. The Company is currently assessing the impact of ASU 2018-13 in its consolidated financial statements.
In May 2019, the FASB issued ASU 2019-05, Financial Instruments - Credit Losses (Topic 326). The purpose of ASU 2019-05 is to provide the option to irrevocably elect the fair value option applied on an instrument-by-instrument basis for certain financial assets upon adoption of ASU 2016-13. Adoption of ASU 2019-05 coincides with the adoption of ASU 2016-13 and will therefore be effective for interim and annual reporting periods beginning after December 15, 2019. The Company’s traded accounts receivables are within the scope of ASU 2019-05. The Company has concluded that historical data, adjusted for any current events and expected future economic factors, is the most appropriate modelling information to determine the Company’s expected credit losses. The Company is currently assessing the impact of ASU 2019-05 in its consolidated financial statements.
In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740), which affects general principles within Topic 740, and are meant to simplify and reduce the cost of accounting for income taxes. It removes certain exceptions to the general principles in Topic 740 and simplifies areas including franchise taxes that are partially based on income, transactions with a government that result in a step up in the tax basis of goodwill, the incremental approach for intraperiod tax allocation, interim period income tax accounting for year-to-date losses that exceed anticipated losses and enacted changes in tax laws in interim periods. The changes are effective for annual periods beginning after December 15, 2020. The Company is currently assessing the impact of ASU 2019-12 in its consolidated financial statements.
(b) Adopted Accounting Standard Updates
Leases
In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), with subsequent amendments. The amended ASU 2016-02 requires lessees to recognize on the balance sheet a right-of-use asset, representing its right to use the underlying asset for the lease term, and a lease liability for all leases with terms greater than 12 months. Under legacy GAAP, operating leases were not recognized by a lessee in its balance sheet. In general, the asset and liability each equal the present value of lease payments. The recognition, measurement, and presentation of expenses and cash flows arising from a lease by a lessee have not significantly changed from current GAAP. The amended ASU 2016-02 retains a distinction between finance leases (i.e., capital leases under current GAAP) and operating leases. The classification criteria for distinguishing between finance leases and operating leases will be substantially similar to the classification criteria for distinguishing between capital leases and operating leases under current GAAP. The amended ASU 2016-02 also requires qualitative and quantitative disclosures designed to assess the amount, timing, and uncertainty of cash flows arising from leases. A modified retrospective transition approach shall be used when adopting ASU 2016-02, which includes a number of optional practical expedients that entities may elect to apply.
Prior to January 1, 2019, the Company accounted for leases under ASC 840, Accounting for Leases. Effective January 1, 2019, the Company adopted the guidance of ASC 842, Leases, which requires an entity to recognize a right-of-use asset (lessee's right to use an asset over the life of a lease or “ROU”) and a lease liability for virtually all leases. The Company adopted ASC 842 under the simplified transition method, which allows companies to forgo the comparative reporting requirements initially required under the modified retrospective transition approach and apply the new guidance prospectively. The new standard provides a number of optional practical expedients in transition. The Company elected the ‘package of practical expedients’, which permitted the Company not to reassess under the new standard its prior conclusions about lease identification, lease classification and initial direct costs; and all of the new standard’s available transition practical expedients. As a result, the comparative financial information has not been updated and the required disclosures prior to the date of adoption have not been updated and continue to be reported under the accounting standards in effect for those periods. The adoption of ASC 842 on January 1, 2019 resulted in the recognition of operating lease right-of-use assets of $16.7 million, lease liabilities for operating leases of $24.8 million, and a zero cumulative-effect adjustment to accumulated deficit. The Company elected to exclude from its balance sheets recognition of leases having a term of 12 months or less (“short-term leases”). Lease expense is recognized on a straight-line basis over the lease term. The adoption did not have a significant impact on the Consolidated Statement of Operations and Comprehensive Loss because the majority of the Company’s leases are currently classified as operating, which under the guidance will continue to be recognized as expense on a straight-line basis. The adoption, however, resulted in a significant gross-up in total assets and total liabilities on the consolidated balance sheet. The amount of the liability represents the aggregate discounted amount of the Company’s minimum lease obligations as of the reporting date. The difference between the asset and liability amounts represents deferred rent liabilities and lease incentives as of the reporting date that are netted against the asset amount. As of December 31, 2019, total future undiscounted minimum payments under our operating leases amounted to $48.8 million.
Revenue from Contracts with Customers
In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606). The core principle of ASU 2014-09 is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In addition, ASU 2014-09 requires additional disclosure around the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.
On January 1, 2019, the Company adopted ASU 2014-09 and applied this guidance to those contracts which were not completed at the date of adoption using the modified retrospective method. The Company elected to not separately evaluate the effects of each contract modification before the date of initial application. The comparative information has not been restated and continues to be reported under our accounting policies in effect for those periods.
The Company did not have a cumulative effect of initially applying the new revenue standard and there was no adjustment to the opening balance of net parent investment. There were also no effects on net cash provided by operating activities, net cash used in investing activities or net cash used in financing activities for the year ended December 31, 2019.
Other
Effective January 1, 2019, we early adopted ASU 2018-02, Income Statement-Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, which allows companies to reclassify from accumulated comprehensive other income to retained earnings stranded tax effects resulting from the enactment of the Tax Act. ASU 2018-02 was enacted on December 22, 2017 and requires certain disclosures about the stranded tax effects. An entity has the option of applying the new guidance at the beginning of the period of adoption or retrospectively to each period (or periods) in which the tax effects related to items remaining in accumulated other comprehensive income are recognized. The adoption of ASU 2018-02 did not have a material impact on the Company’s consolidated financial statements.
Effective January 1, 2019, we adopted ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash and retrospectively for the years presented, which requires restricted cash and restricted cash equivalents to be included with cash and cash equivalents when reconciling the beginning and ending amounts in the statements of cash flows. The adoption of ASU 2016-18 did not have a material effect on the Company's consolidated financial statements.
Effective January 1, 2019, we adopted ASU 2018-07, Stock Compensation - Nonemployee Share-Based Payments (Topic 718), which simplifies the accounting for share-based payments to nonemployees by aligning with the accounting for share-based payments to employees, with certain exceptions. The adoption of ASU 2018-07 did not have a material effect on the Company’s consolidated financial statements.
Effective January 1, 2018, we adopted ASU 2017-09, Stock Compensation – Scope of Modification Accounting (Topic 718), which requires an entity to apply modification accounting in Topic 718 for changes to terms or conditions of a share-based payment awards. The adoption of ASU 2017-09 did not have a material effect on the Company’s consolidated financial statements.
Effective January 1, 2017, we adopted ASU 2016-09, Compensation – Stock Compensation (Topic 718), which requires an entity to recognize excess tax benefits and tax deficiencies (including tax benefits of dividends) on share-based compensation awards as income tax expense. Previously such benefits or deficiencies were recognized in the balance sheet as adjustments to additional paid-in capital. The adoption of ASU 2016-09 did not have a material impact on the Company’s consolidated financial statements.
Effective January 1, 2017, we adopted ASU 2015-11, Inventory (Topic 330): Simplifying the Measurement of Inventory, which requires an entity to measure inventory at the lower of cost or net realizable value and eliminates current GAAP options for measuring market value. ASU 2015-11 defines realizable value as the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. The adoption of ASU 2015-11 did not have a material impact on the Company’s consolidated financial statements.